NOTE 6 – INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended			12 Months Ended
	May 03, 2022	May 02, 2022	Jan. 24, 2022	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	May 31, 2020	Aug. 31, 2021	Aug. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets				$ 862,399	$ 428,794	$ 2,235,533	$ 853,001	$ 113,731	$ 1,468,728	$ 113,731
Three Movie Copyright Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Proceeds from Sale of Intangible Assets			$ 1,800,000
Movie Copyright Huafeng [Member]
Finite-Lived Intangible Assets [Line Items]
Proceeds from Sale of Intangible Assets		$ 128,000
Movie Copyright Lu Shang [Member]
Finite-Lived Intangible Assets [Line Items]
Proceeds from Sale of Intangible Assets	$ 128,000